INCOME TAX (Details 2)	9 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020
Income Tax Disclosure [Abstract]
U.S. federal statutory rate	21.00%	21.00%	21.00%	21.00%
State income taxes, net of federal benefit			2.00%	2.21%
Goodwill impairment			(3.43%)	(7.80%)
Non-deductible items			(0.20%)	(7.14%)
Change in valuation allowance			(15.13%)	3.43%
Change in tax rates			0.11%	(5.27%)
US effects of foreign operations			(0.31%)
Other			(2.10%)	(6.44%)
Effective tax rate			1.95%	(0.01%)